Average Annual Total Returns{- Templeton Developing Markets VIP Fund} - FTVIP Class 1-59 - Templeton Developing Markets VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	26.92%	7.46%	3.95%	18.88%	6.01%	4.04%